Schedule of Investments (unaudited)
July 31, 2025
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.3%
Clear Channel Outdoor Holdings Inc., 7.13%, 02/15/31(a)	$180	$179,748
Lamar Media Corp., 3.63%, 01/15/31	86	79,116
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31(a)	77	80,842
		339,706
Aerospace & Defense — 1.1%
Bombardier Inc., 7.25%, 07/01/31(a)(b)	121	126,338
TransDigm Inc., 7.13%, 12/01/31(a)	160	166,644
		292,982
Airlines — 1.2%
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)	317	306,586
Apparel — 1.6%
Champ Acquisition Corp., 8.38%, 12/01/31(a)	80	84,703
Crocs Inc., 4.13%, 08/15/31(a)(b)	51	46,084
Hanesbrands Inc., 9.00%, 02/15/31(a)(b)	94	99,025
Levi Strauss & Co., 3.50%, 03/01/31(a)	78	71,418
S&S Holdings LLC, 8.38%, 10/01/31(a)	100	95,879
		397,109
Auto Manufacturers — 1.0%
Allison Transmission Inc., 3.75%, 01/30/31(a)	164	149,589
JB Poindexter & Co. Inc., 8.75%, 12/15/31(a)	115	117,432
		267,021
Auto Parts & Equipment — 1.0%
Adient Global Holdings Ltd., 8.25%, 04/15/31(a)(b)	68	71,042
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/31	90	85,524
5.25%, 07/15/31	93	88,354
		244,920
Banks — 0.7%
Dresdner Funding Trust I, 8.15%, 06/30/31(a)	150	165,254
Building Materials — 1.9%
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.75%, 07/15/31(a)	71	73,166
Knife River Corp., 7.75%, 05/01/31(a)	68	71,335
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	176	185,299
Standard Industries Inc./New York, 3.38%, 01/15/31(a)	180	160,852
		490,652
Chemicals — 2.8%
Ashland Inc., 3.38%, 09/01/31(a)	72	63,287
Avient Corp., 6.25%, 11/01/31(a)	95	95,334
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	70	72,760
Cerdia Finanz GmbH, 9.38%, 10/03/31(a)	145	151,908
Consolidated Energy Finance SA, 12.00%, 02/15/31(a)	95	89,292
Huntsman International LLC, 2.95%, 06/15/31	65	54,669
Olympus Water U.S. Holding Corp., 7.25%, 06/15/31(a)	130	132,885
WR Grace Holdings LLC, 7.38%, 03/01/31(a)(b)	51	52,609
		712,744
Commercial Services — 8.0%
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	371	389,088
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 8.00%, 02/15/31(a)	80	81,674
Block Inc., 3.50%, 06/01/31	145	132,925
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	350	370,044
Security	Par (000)	Value
Commercial Services (continued)
GEO Group Inc. (The), 10.25%, 04/15/31	$102	$112,203
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)	206	208,062
RRD Parent Inc., 10.00%, 10/15/31, (10.00% PIK)(a)(c)	147	260,175
Service Corp. International/U.S., 4.00%, 05/15/31	128	118,682
TriNet Group Inc., 7.13%, 08/15/31(a)	68	70,026
United Rentals North America Inc., 3.88%, 02/15/31	179	167,054
Valvoline Inc., 3.63%, 06/15/31(a)	82	73,825
Williams Scotsman Inc., 7.38%, 10/01/31(a)	77	80,336
		2,064,094
Computers — 1.4%
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(a)	123	129,016
Seagate Data Storage Technology Pte Ltd.
4.13%, 01/15/31(a)	35	30,856
8.50%, 07/15/31(a)(b)	77	81,444
Unisys Corp., 10.63%, 01/15/31(a)(b)	115	120,800
		362,116
Cosmetics & Personal Care — 0.3%
Prestige Brands Inc., 3.75%, 04/01/31(a)	86	78,713
Distribution & Wholesale — 0.5%
RB Global Holdings Inc., 7.75%, 03/15/31(a)	130	136,324
Diversified Financial Services — 6.8%
Azorra Finance Ltd., 7.25%, 01/15/31(a)	90	91,915
Burford Capital Global Finance LLC, 9.25%, 07/01/31(a)	110	116,353
Coinbase Global Inc., 3.63%, 10/01/31(a)	108	96,697
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	161	164,512
Freedom Mortgage Holdings LLC, 9.13%, 05/15/31(a)	120	124,751
Jane Street Group/JSG Finance Inc., 7.13%, 04/30/31(a)	221	228,320
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/31(a)	75	74,671
Nationstar Mortgage Holdings Inc., 5.75%, 11/15/31(a)	97	97,833
Navient Corp., 11.50%, 03/15/31	71	79,737
OneMain Finance Corp.
7.13%, 11/15/31	123	126,977
7.50%, 05/15/31(b)	112	116,763
PennyMac Financial Services Inc., 5.75%, 09/15/31(a)	73	71,350
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 3.88%, 03/01/31(a)	200	184,489
StoneX Group Inc., 7.88%, 03/01/31(a)	89	93,691
VFH Parent LLC/Valor Co-Issuer Inc., 7.50%, 06/15/31(a)	83	86,366
		1,754,425
Electric — 3.9%
Calpine Corp.
3.75%, 03/01/31(a)	137	128,803
5.00%, 02/01/31(a)	140	138,545
Clearway Energy Operating LLC, 3.75%, 02/15/31(a)	136	124,051
NRG Energy Inc., 3.63%, 02/15/31(a)	166	151,945
Pike Corp., 8.63%, 01/31/31(a)	66	71,079
Vistra Operations Co. LLC, 7.75%, 10/15/31(a)	235	248,757
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(a)	135	141,616
		1,004,796
Electronics — 0.6%
Atkore Inc., 4.25%, 06/01/31(a)	65	60,023
Sensata Technologies Inc., 3.75%, 02/15/31(a)	115	104,698
		164,721
Engineering & Construction — 0.3%
Artera Services LLC, 8.50%, 02/15/31(a)	96	79,579

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment — 3.0%
Churchill Downs Inc., 6.75%, 05/01/31(a)	$93	$95,028
Light & Wonder International Inc., 7.50%, 09/01/31(a)	79	82,371
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)	80	69,897
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(a)	113	117,792
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/31(a)	79	48,798
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/06/31(a)	55	45,532
Six Flags Entertainment Corp./DE, 7.25%, 05/15/31(a)	129	131,382
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/31(a)(b)	159	169,084
		759,884
Environmental Control — 1.0%
Clean Harbors Inc., 6.38%, 02/01/31(a)	73	74,492
GFL Environmental Inc., 6.75%, 01/15/31(a)	163	169,175
		243,667
Food — 1.8%
Fiesta Purchaser Inc., 7.88%, 03/01/31(a)	76	80,305
Ingles Markets Inc., 4.00%, 06/15/31(a)	51	47,457
Post Holdings Inc., 4.50%, 09/15/31(a)	171	158,139
Safeway Inc., 7.25%, 02/01/31	39	41,841
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(a)	144	141,218
		468,960
Forest Products & Paper — 0.5%
Magnera Corp., 7.25%, 11/15/31(a)	126	118,775
Gas — 0.1%
South Jersey Industries Inc., 5.02%, 04/15/31	43	35,173
Health Care - Products — 0.4%
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	108	111,867
Health Care - Services — 3.4%
Charles River Laboratories International Inc., 4.00%, 03/15/31(a)	78	71,575
CHS/Community Health Systems Inc., 4.75%, 02/15/31(a)(b)	174	145,534
DaVita Inc., 3.75%, 02/15/31(a)	242	219,532
Encompass Health Corp., 4.63%, 04/01/31(b)	58	55,404
HAH Group Holding Co. LLC, 9.75%, 10/01/31(a)(b)	110	106,509
Tenet Healthcare Corp.
6.75%, 05/15/31	194	199,641
6.88%, 11/15/31	61	64,948
		863,143
Holding Companies - Diversified — 1.3%
Clue Opco LLC, 9.50%, 10/15/31(a)	120	127,251
Stena International SA
7.25%, 01/15/31(a)	140	142,210
7.63%, 02/15/31(a)	60	61,806
		331,267
Home Builders — 0.4%
Beazer Homes USA Inc., 7.50%, 03/15/31(a)(b)	36	36,373
KB Home, 4.00%, 06/15/31	67	61,463
		97,836
Home Furnishings — 0.6%
Somnigroup International Inc., 3.88%, 10/15/31(a)	129	116,483
Security	Par (000)	Value
Home Furnishings (continued)
Whirlpool Corp., 2.40%, 05/15/31	$50	$41,856
		158,339
Household Products & Wares — 0.5%
Central Garden & Pet Co., 4.13%, 04/30/31(a)(b)	64	59,291
Kronos Acquisition Holdings Inc., 8.25%, 06/30/31(a)(b)	90	78,096
		137,387
Housewares — 0.3%
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/31	75	68,520
Insurance — 5.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/31(a)	164	166,544
7.00%, 01/15/31(a)	213	218,989
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	203	211,646
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	98	101,165
Constellation Insurance Inc., 6.63%, 05/01/31(a)	43	41,335
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31(a)	162	167,762
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	477	493,053
		1,400,494
Internet — 0.3%
Match Group Holdings II LLC, 3.63%, 10/01/31(a)	83	74,265
Iron & Steel — 1.1%
ATI Inc., 5.13%, 10/01/31	51	49,328
Cleveland-Cliffs Inc.
4.88%, 03/01/31(a)(b)	53	46,830
7.50%, 09/15/31(a)	138	137,937
Commercial Metals Co., 3.88%, 02/15/31	44	40,431
		274,526
Leisure Time — 1.9%
Amer Sports Co., 6.75%, 02/16/31(a)	131	136,320
Carnival Corp., 5.88%, 06/15/31(a)	160	162,378
Life Time Inc., 6.00%, 11/15/31(a)	78	78,607
Viking Cruises Ltd., 9.13%, 07/15/31(a)	104	111,866
		489,171
Lodging — 2.1%
Boyd Gaming Corp., 4.75%, 06/15/31(a)	147	140,047
Hilton Domestic Operating Co. Inc., 4.00%, 05/01/31(a)	181	168,841
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/31(a)(b)	73	67,219
MGM China Holdings Ltd., 7.13%, 06/26/31(a)	80	83,298
Station Casinos LLC, 4.63%, 12/01/31(a)	83	77,676
		537,081
Machinery — 0.6%
Chart Industries Inc., 9.50%, 01/01/31(a)(b)	85	90,938
Manitowoc Co. Inc. (The), 9.25%, 10/01/31(a)	50	53,264
		144,202
Manufacturing — 0.2%
Hillenbrand Inc., 3.75%, 03/01/31(b)	52	46,594
Media — 8.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	476	434,369
7.38%, 03/01/31(a)	176	180,813

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
CSC Holdings LLC
3.38%, 02/15/31(a)	$145	$95,455
4.50%, 11/15/31(a)	250	166,665
Directv Financing LLC/Directv Financing Co-Obligor Inc., 10.00%, 02/15/31(a)	332	320,044
Gray Television Inc., 5.38%, 11/15/31(a)	195	143,979
McGraw-Hill Education Inc., 7.38%, 09/01/31(a)	107	111,210
Scripps Escrow II Inc., 5.38%, 01/15/31(a)(b)	50	36,861
Sirius XM Radio Inc., 3.88%, 09/01/31(a)(b)	243	214,415
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	195	183,905
Univision Communications Inc., 8.50%, 07/31/31(a)	200	203,292
		2,091,008
Mining — 2.4%
Alcoa Nederland Holding BV, 7.13%, 03/15/31(a)	110	114,716
Arsenal AIC Parent LLC, 11.50%, 10/01/31(a)	78	86,782
Fortescue Treasury Pty. Ltd., 4.38%, 04/01/31(a)(b)	235	220,380
Kaiser Aluminum Corp., 4.50%, 06/01/31(a)(b)	90	83,910
Novelis Corp., 3.88%, 08/15/31(a)	118	105,978
		611,766
Office & Business Equipment — 0.3%
Xerox Corp., 13.50%, 04/15/31(a)	78	76,247
Oil & Gas — 4.1%
Civitas Resources Inc., 8.75%, 07/01/31(a)	212	214,635
CNX Resources Corp., 7.38%, 01/15/31(a)	83	85,731
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(a)	68	75,130
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 02/01/31(a)	99	95,576
Moss Creek Resources Holdings Inc., 8.25%, 09/01/31(a)	95	92,731
Nabors Industries Inc., 8.88%, 08/15/31(a)	90	72,202
Northern Oil & Gas Inc., 8.75%, 06/15/31(a)	76	78,199
Permian Resources Operating LLC, 9.88%, 07/15/31(a)	53	57,770
Talos Production Inc., 9.38%, 02/01/31(a)(b)	99	100,930
Transocean Inc.
7.50%, 04/15/31(b)	71	61,312
8.50%, 05/15/31(a)(b)	133	122,392
		1,056,608
Oil & Gas Services — 0.2%
Star Holding LLC, 8.75%, 08/01/31(a)	59	57,820
Packaging & Containers — 2.1%
Ball Corp., 3.13%, 09/15/31	130	116,302
LABL Inc., 8.63%, 10/01/31(a)(b)	152	126,109
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31(a)(b)	113	114,252
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(a)	67	69,632
Trivium Packaging Finance BV, 12.25%, 01/15/31(a)	100	104,890
		531,185
Pharmaceuticals — 1.7%
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)	160	170,253
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(a)	320	276,796
		447,049
Pipelines — 3.3%
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	228	222,883
Security	Par (000)	Value
Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 09/01/31(a)	$73	$71,415
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(a)	201	185,613
Venture Global LNG Inc., 8.38%, 06/01/31(a)(b)	362	374,206
		854,117
Real Estate — 1.0%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)	68	72,895
Howard Hughes Corp. (The), 4.38%, 02/01/31(a)	100	92,174
Kennedy-Wilson Inc., 5.00%, 03/01/31(b)	92	83,963
		249,032
Real Estate Investment Trusts — 2.3%
Diversified Healthcare Trust, 4.38%, 03/01/31(b)	78	65,139
Iron Mountain Inc., 4.50%, 02/15/31(a)	177	167,439
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 03/15/31	207	141,422
Service Properties Trust, 8.63%, 11/15/31(a)	162	172,695
Vornado Realty LP, 3.40%, 06/01/31	61	53,650
		600,345
Retail — 4.8%
Carvana Co., 9.00%, 06/01/31, (9.00% PIK)(a)(b)(c)	336	377,320
Gap Inc. (The), 3.88%, 10/01/31(a)	118	104,848
Kohl's Corp., 5.13%, 05/01/31	83	59,928
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)	140	148,021
Lithia Motors Inc., 4.38%, 01/15/31(a)(b)	91	85,507
Murphy Oil USA Inc., 3.75%, 02/15/31(a)	83	76,243
Nordstrom Inc., 4.25%, 08/01/31(b)	62	54,522
Sonic Automotive Inc., 4.88%, 11/15/31(a)	79	74,340
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)(b)	108	101,448
Yum! Brands Inc., 3.63%, 03/15/31	170	156,672
		1,238,849
Software — 3.3%
CoreWeave Inc., 9.00%, 02/01/31(a)	275	274,517
Open Text Holdings Inc., 4.13%, 12/01/31(a)(b)	100	91,058
Twilio Inc., 3.88%, 03/15/31(b)	80	74,256
UKG Inc., 6.88%, 02/01/31(a)	391	401,818
		841,649
Telecommunications — 5.3%
CommScope LLC, 9.50%, 12/15/31(a)	151	158,865
Frontier Communications Holdings LLC, 8.63%, 03/15/31(a)	125	132,549
Iliad Holding SASU, 8.50%, 04/15/31(a)	140	150,193
Level 3 Financing Inc., 4.00%, 04/15/31(a)(b)	75	64,767
Viasat Inc., 7.50%, 05/30/31(a)	119	103,665
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	215	196,050
4.75%, 07/15/31(a)	223	206,169
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	345	361,460
		1,373,718
Transportation — 0.3%
XPO Inc., 7.13%, 06/01/31(a)(b)	77	79,706
Trucking & Leasing — 0.4%
FTAI Aviation Investors LLC, 7.00%, 05/01/31(a)	107	111,305
Total Long-Term Investments — 98.9% (Cost: $25,292,086)		25,443,297

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 13.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	3,317,970	$3,319,297
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	110,000	110,000
Total Short-Term Securities — 13.3% (Cost: $3,429,259)		3,429,297
Total Investments — 112.2% (Cost: $28,721,345)		28,872,594
Liabilities in Excess of Other Assets — (12.2)%		(3,129,367)
Net Assets — 100.0%		$25,743,227

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,187,152	$2,132,905 (a)	$—	$(711)	$(49)	$3,319,297	3,317,970	$9,426 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	90,000 (a)	—	—	—	110,000	110,000	2,847	—
				$(711)	$(49)	$3,429,297		$12,273	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® 2031 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End (continued)
on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$25,443,297	$—	$25,443,297
Short-Term Securities
Money Market Funds	3,429,297	—	—	3,429,297
	$3,429,297	$25,443,297	$—	$28,872,594

Portfolio Abbreviation
PIK	Payment-in-kind
RB	Revenue Bonds